Portfolio of Investments (unaudited)
As of December 31, 2024
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —166.9%
ALABAMA—8.8%
Black Belt Energy Gas District
VRDN, Series A, 4.00%, 12/01/2052(a)	$3,000,000	$ 2,971,435
VRDN, Series A, 5.25%, 05/01/2055(a)	600,000	639,477
VRDN, Series D-1, 5.50%, 06/01/2049(a)	570,000	602,456
Energy Southeast A Cooperative District, VRDN, Series B, 5.25%, 07/01/2054(a)	1,000,000	1,079,133
Jacksonville Public Educational Building Authority, (AGM), Series A, 5.25%, 08/01/2053	3,000,000	3,142,442
Mobile County Industrial Development Authority, Series 2024B, 4.75%, 12/01/2054	1,000,000	966,898
Southeast Energy Authority A Cooperative District, Series A, 5.00%, 11/01/2035	2,750,000	2,850,625
West Jefferson Industrial Development Board, VRDN, 4.30%, 12/01/2038(a)	500,000	500,000
Total Alabama		12,752,466
ARIZONA—3.4%
Arizona Industrial Development Authority
Series A, 7.75%, 07/01/2050(b)(c)	725,000	21,750
Series A, 4.50%, 07/01/2054	1,115,000	989,401
Series B, 5.00%, 01/01/2049(c)	70,000	53,200
Series D-2, 7.75%, 01/01/2054(b)	50,000	9,000
Maricopa County Industrial Development Authority, Series A, 3.00%, 09/01/2051	1,000,000	740,146
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/2047	3,000,000	3,143,146
Total Arizona		4,956,643
ARKANSAS—0.8%
City of Osceola, VRDN, 5.50%, 04/01/2036(a)	1,165,000	1,167,370
CALIFORNIA—18.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
(AGM), Series B, 4.38%, 07/01/2049	400,000	395,347
(AGM), Series B, 4.50%, 07/01/2054	500,000	497,477
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(a)	2,000,000	2,124,575
California Infrastructure & Economic Development Bank, VRDN, Series A-4, 8.00%, 01/01/2050(a)(b)	3,095,000	3,180,155
California Statewide Communities Development Authority, VRDN, Series Q, 6.50%, 05/01/2049(a)	3,780,579	3,835,265
City & County of San Francisco Special Tax District No., Series B, 5.25%, 09/01/2049(b)	550,000	460,680
Golden State Tobacco Securitization Corp.
Series A-1, 5.00%, 06/01/2051	1,500,000	1,559,441
Series B-2, 0.00%, 06/01/2066(d)	40,820,000	4,317,727
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2057(b)(d)	3,900,000	275,103
0.00%, 06/01/2057(b)(d)	2,500,000	150,969
Shares or Principal Amount		Value

Irvine Facilities Financing Authority, Series A, 4.25%, 05/01/2053	$5,000,000	$ 5,000,752
Palomar Health, 5.00%, 11/01/2030	3,335,000	3,158,203
Tobacco Securitization Authority of Southern California
0.00%, 06/01/2046(d)	3,015,000	526,252
0.00%, 06/01/2046(d)	3,235,000	656,162
Total California		26,138,108
COLORADO—5.6%
Colorado Educational & Cultural Facilities Authority
5.00%, 12/15/2045(b)	500,000	500,039
5.25%, 07/01/2046(b)	500,000	500,338
Colorado Health Facilities Authority
8.00%, 08/01/2043	1,660,000	1,084,543
5.00%, 12/01/2054(b)	525,000	368,156
Series A, 5.00%, 11/01/2044	1,465,000	1,524,149
Series A, 5.00%, 05/15/2049	500,000	357,194
Series A, 4.00%, 11/15/2050	500,000	463,354
Series A, 6.25%, 12/01/2050(b)	505,000	328,719
Series A-1, 5.00%, 09/15/2048	750,000	713,173
Fountain Urban Renewal Authority, Series A, 5.50%, 11/01/2044	655,000	607,536
Public Authority for Colorado Energy
6.25%, 11/15/2028	720,000	755,528
6.50%, 11/15/2038	750,000	896,588
Total Colorado		8,099,317
DISTRICT OF COLUMBIA—4.0%
District of Columbia, 5.00%, 06/01/2050	760,000	731,904
Metropolitan Washington Airports Authority Aviation Revenue, Series A, 5.00%, 10/01/2049	5,000,000	5,083,332
Total District of Columbia		5,815,236
FLORIDA—8.2%
Capital Projects Finance Authority
Series 2024A-1, 5.00%, 06/01/2049(b)	105,000	102,735
Series A-1, 5.00%, 11/01/2058	1,000,000	964,975
Capital Trust Authority
Series A, 6.00%, 06/15/2054(b)	205,000	212,713
Series A, 6.13%, 06/15/2060(b)	325,000	337,675
City of Tampa
Series A, 0.00%, 09/01/2049(d)	3,000,000	912,679
Series A, 0.00%, 09/01/2053(d)	1,700,000	418,038
City of Venice, Series B-2, 4.50%, 01/01/2030(b)	305,000	304,708
Florida Development Finance Corp.
(AGM), 5.00%, 07/01/2044	1,000,000	1,027,300
(AGM), 5.25%, 07/01/2053	800,000	827,309
Series A, 4.00%, 12/15/2051(b)	1,680,000	1,406,137
Hillsborough County Industrial Development Authority, Series A, 3.50%, 08/01/2055	6,875,000	5,361,509
Total Florida		11,875,778
GEORGIA—7.9%
Development Authority of Appling County, VRDN, 4.10%, 09/01/2041(a)	200,000	200,000

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of December 31, 2024
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
GEORGIA (continued)
Municipal Electric Authority of Georgia
(BAM-TCRS), Series A, 5.00%, 01/01/2056	$5,000,000	$ 5,105,817
Series A, 4.00%, 01/01/2059	4,000,000	3,596,670
(BAM-TCRS), Series A, 5.00%, 01/01/2063	2,500,000	2,548,846
Total Georgia		11,451,333
IDAHO—3.1%
Idaho Health Facilities Authority, Series A, 3.00%, 03/01/2051	4,630,000	3,465,890
Idaho Housing & Finance Association, Series A, 4.00%, 07/15/2039	1,000,000	997,203
Total Idaho		4,463,093
ILLINOIS—10.8%
Chicago Board of Education Dedicated Capital Improvement Tax
5.00%, 04/01/2046	905,000	905,394
(BAM-TCRS), 5.75%, 04/01/2048	4,000,000	4,328,253
Chicago O'Hare International Airport, Series A, 5.00%, 01/01/2048	2,500,000	2,534,697
Illinois Finance Authority, Series A, 5.00%, 08/15/2051	4,355,000	4,541,021
Metropolitan Pier & Exposition Authority, (BAM-TCRS), Series A0.00%, 12/15/2056(d)	10,000,000	2,237,426
St. Clair County Community Unit School District No. 187 Cahokia
(AGM), Series A, 5.00%, 01/01/2049	320,000	332,848
(AGM), Series A, 5.00%, 01/01/2054	600,000	621,942
Total Illinois		15,501,581
INDIANA—0.6%
Indiana Finance Authority
Series A, 5.00%, 07/01/2059	350,000	351,018
Series A, 5.25%, 07/01/2064	500,000	508,936
Town of Shoals, 7.25%, 11/01/2043	25,000	25,047
Total Indiana		885,001
LOUISIANA—2.2%
Greater Ouachita Water Co., (BAM), 4.50%, 09/01/2053	1,000,000	983,424
Louisiana Public Facilities Authority, 5.75%, 09/01/2064	2,000,000	2,158,239
Total Louisiana		3,141,663
MARYLAND—0.7%
Maryland Economic Development Corp.
Series A-1, 5.00%, 06/01/2038	460,000	470,107
Series A-1, 5.00%, 06/01/2039	500,000	507,811
Total Maryland		977,918
MASSACHUSETTS—2.8%
Massachusetts Development Finance Agency
Series N, 5.25%, 10/01/2039	580,000	583,333
Series N, 5.00%, 10/01/2043	1,075,000	1,026,020
Massachusetts Port Authority, Series B, 4.00%, 07/01/2046	2,500,000	2,345,785
Total Massachusetts		3,955,138
Shares or Principal Amount		Value

MINNESOTA—4.7%
City of Apple Valley
Series B, 5.00%, 01/01/2047	$715,000	$ 419,931
Series D, 7.00%, 01/01/2037	685,000	376,562
Series D, 7.25%, 01/01/2052	1,035,000	496,473
City of Bethel Housing & Health Care Facilities Revenue, Series A, 5.50%, 12/01/2048	500,000	487,768
City of Brooklyn Park
Series A, 5.00%, 03/01/2034	860,000	862,449
Series A, 5.00%, 03/01/2039	170,000	170,484
City of Hayward, 5.75%, 02/01/2044	500,000	394,996
City of Minneapolis
5.00%, 11/01/2035	220,000	208,162
5.25%, 11/01/2045	850,000	785,323
City of Otsego, Series A, 5.00%, 09/01/2034	230,000	224,979
City of Rochester, Series A, 6.88%, 12/01/2048	1,220,000	1,220,729
City of St. Cloud, Series A, 5.00%, 04/01/2046	375,000	313,300
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series A, 5.50%, 07/01/2038(b)	240,000	243,177
Series A, 5.30%, 07/01/2045	630,000	630,456
Total Minnesota		6,834,789
MISSISSIPPI—2.0%
Mississippi Business Finance Corp., VRDN, Series A, 4.75%, 11/01/2032(a)	2,805,000	2,805,000
NEW HAMPSHIRE—4.4%
New Hampshire Business Finance Authority
Series 2, 4.25%, 07/20/2041	2,323,745	2,256,941
Series 2, 4.16%, 10/20/2041(a)	1,995,145	1,886,809
Series 2, 3.63%, 08/20/2039	996,492	928,898
Series A, 5.25%, 07/01/2048	1,250,000	1,308,451
Total New Hampshire		6,381,099
NEW JERSEY—0.3%
New Jersey Housing & Mortgage Finance Agency, (FHA), (GNMA), Series B, 5.25%, 12/20/2065	425,000	439,440
NEW MEXICO—0.4%
New Mexico Finance Authority, 8.25%, 12/01/2045(b)	600,000	607,849
NEW YORK—26.7%
City of New York, Series B-1, 5.25%, 10/01/2047	1,500,000	1,623,357
New York City Housing Development Corp.
Series A, 4.85%, 11/01/2053	500,000	505,666
Series A, 5.00%, 05/01/2063	2,000,000	2,058,336
New York Liberty Development Corp., (BAM-TCRS), Series A, 2.88%, 11/15/2046	7,000,000	5,225,569
New York State Dormitory Authority
5.25%, 10/01/2049	100,000	105,516
(AGC), 5.50%, 10/01/2054	165,000	182,000
(AGM), Series A, 3.00%, 09/01/2050	5,600,000	4,199,223
New York State Thruway Authority, Series C, 5.00%, 03/15/2053	4,000,000	4,238,830

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of December 31, 2024
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York Transportation Development Corp.
6.00%, 04/01/2035	$500,000	$ 556,773
6.00%, 06/30/2054	500,000	534,830
5.00%, 06/30/2060	4,000,000	4,032,716
(AGM), 5.13%, 06/30/2060	2,950,000	3,029,234
(AGM), 5.25%, 06/30/2060	2,250,000	2,345,258
5.38%, 06/30/2060	500,000	514,721
(AGC), Series B, 0.00%, 12/31/2054	750,000	474,870
State of New York Mortgage Agency Homeowner Mortgage Revenue
(SONYMA), Series 250, 4.90%, 10/01/2053	3,475,000	3,505,915
(SONYMA), Series 261, 4.65%, 10/01/2054	5,000,000	4,918,907
Suffolk Regional Off-Track Betting Co., 6.00%, 12/01/2053	200,000	207,621
Westchester County Local Development Corp., (AGM), 5.75%, 11/01/2048	200,000	222,119
Total New York		38,481,461
NORTH CAROLINA—0.7%
North Carolina Medical Care Commission
Series 2024B-1, 4.25%, 10/01/2028	220,000	220,835
Series A, 5.13%, 10/01/2054	790,000	806,964
Total North Carolina		1,027,799
OHIO—3.2%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 06/01/2048	3,000,000	2,613,025
County of Cuyahoga, 5.50%, 02/15/2057	1,000,000	1,014,854
County of Warren, 5.00%, 07/01/2054	1,000,000	1,026,688
Total Ohio		4,654,567
OREGON—2.0%
Union County Hospital Facility Authority, 5.00%, 07/01/2047	500,000	505,195
Washington County School District No. 13 Banks, (SCH BD GTY), Series A0.00%, 06/15/2051(d)	8,505,000	2,340,623
Total Oregon		2,845,818
PENNSYLVANIA—7.7%
Huntingdon County General Authority, Series T, 5.00%, 10/01/2051	2,500,000	2,375,448
Montgomery County Higher Education & Health Authority
Series A, 5.00%, 09/01/2043	3,515,000	3,588,872
(AGC-CR), Series B, 4.00%, 05/01/2056	3,500,000	3,250,173
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 3.00%, 12/01/2051	2,500,000	1,877,288
Total Pennsylvania		11,091,781
PUERTO RICO—8.6%
Commonwealth of Puerto Rico, Series A1, 4.00%, 07/01/2046	2,340,000	2,173,015
Shares or Principal Amount		Value

GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	$5,776,338	$ 5,660,811
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-10.00%, 07/01/2051(d)	19,613,000	4,580,199
Total Puerto Rico		12,414,025
SOUTH CAROLINA—1.8%
South Carolina Jobs-Economic Development Authority
5.75%, 11/15/2054	150,000	158,072
Series A, 4.50%, 11/01/2054	2,500,000	2,487,178
Total South Carolina		2,645,250
TENNESSEE—2.3%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	450,000	459,646
Metropolitan Nashville Airport Authority, Series B, 5.00%, 07/01/2040	2,500,000	2,505,218
Shelby County Health & Educational Facilities Board, Series A1, 5.25%, 06/01/2056(b)	375,000	377,585
Total Tennessee		3,342,449
TEXAS—13.5%
Arlington Higher Education Finance Corp.
(PSF-GTD), 4.25%, 06/15/2059	850,000	834,585
Series A, 5.00%, 08/15/2049	420,000	415,992
Series A, 5.00%, 08/15/2054	1,200,000	1,171,737
Clifton Higher Education Finance Corp.
(PSF-GTD), 4.25%, 04/01/2048	2,000,000	1,996,157
(PSF-GTD), 4.00%, 08/15/2049	300,000	284,918
(PSF-GTD), 4.00%, 08/15/2054	500,000	468,667
(PSF-GTD), Series A, 4.13%, 08/15/2049	160,000	155,349
(PSF-GTD), Series A, 4.25%, 08/15/2053	35,000	34,815
Series A, 6.00%, 06/15/2054(b)	200,000	197,542
London Independent School District, (PSF-GTD), 4.00%, 08/15/2052	2,500,000	2,377,969
New Hope Cultural Education Facilities Finance Corp.
Series A-1, 5.00%, 07/01/2051	135,000	107,422
Series B, 4.75%, 07/01/2051	160,000	89,600
Series C, 5.50%, 07/01/2046(c)	1,250,000	306,250
Series C, 5.75%, 07/01/2051(c)	1,000,000	245,000
Series D, 7.00%, 07/01/2051(c)	1,350,000	189,000
Newark Higher Education Finance Corp., (PSF-GTD), Series A, 4.38%, 08/15/2059	4,000,000	4,002,990
Texas Municipal Gas Acquisition & Supply Corp. IV, VRDN, Series B, 5.50%, 01/01/2054(a)	2,250,000	2,477,286
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 06/30/2058	3,985,000	4,041,264
Total Texas		19,396,543
UTAH—1.3%
City of Salt Lake City Airport Revenue, (AGM-CR), Series A, 4.00%, 07/01/2051	2,000,000	1,843,943

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2024
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
WASHINGTON—4.2%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	$900,000	$ 948,533
Washington Higher Education Facilities Authority, 4.00%, 04/01/2047	3,000,000	2,785,755
Washington State Housing Finance Commission, 6.38%, 07/01/2063(b)	2,125,000	2,325,953
Total Washington		6,060,241
WISCONSIN—6.1%
Public Finance Authority
6.25%, 02/01/2039(b)	3,040,000	3,116,335
5.00%, 06/15/2049	500,000	489,769
7.00%, 12/01/2050(b)	380,000	387,129
5.00%, 02/01/2054	315,000	317,686
5.00%, 02/01/2064	935,000	937,416
Series A, 5.50%, 09/01/2030(b)	100,000	101,685
Series A, 5.00%, 06/01/2044	365,000	371,962
Series A, 5.25%, 06/01/2054	485,000	495,412
Series A, 5.25%, 06/15/2054	700,000	708,778
Series A, 5.00%, 12/15/2054(b)	385,000	371,766
Series A, 5.00%, 02/01/2062	1,475,000	1,471,927
Total Wisconsin		8,769,865
Total Municipal Bonds		240,822,564
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.1%
BlackRock Liquidity Funds MuniCash, Institutional shares	61,255	$ 61,261
Total Short-Term Investment		61,261
Total Investments (Cost $240,857,312)—167.0%		240,883,825
Liabilities in Excess of Other Assets—(67.0%)		(96,600,695)
Net Assets—100.0%		$144,283,130

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Security is in default.
(d)	Zero coupon bond. Rate represents yield to maturity.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Company
PSF-GTD	Permanent School Fund Guarantee Program
VRDN	Variable Rate Demand Note

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5